CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Mar. 29, 2011			$ 11,250	$ (7,500)
Balance, shares at Mar. 29, 2011			112,500,000
Net loss					(3,835)
Balance at Dec. 31, 2011	(85)		11,250	(7,500)	(3,835)
Balance, shares at Dec. 31, 2011	112,500,000		112,500,000
Shares issued for cash	467,500		47	467,453
Shares issued for cash, shares			467,500
Net loss	(404,551)				(404,551)
Balance at Dec. 31, 2012	$ 62,864		$ 11,297	$ 459,953	$ (408,386)
Balance, shares at Dec. 31, 2012	112,967,500		112,967,500